Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2013
Property and equipment, net [Abstract]
Schedule of Property and Equipment

Property and equipment consisted of the following:

	December 31, 2012	December 31, 2013
	US$	US$
Corporate aircraft (Note 12)	-	43,340,746
Vehicles	3,077,924	3,832,047
Furniture and fixtures	2,946,681	3,961,131

Total	6,024,605	51,133,924

Accumulated depreciation	(4,448,459)	(4,427,924)

Property and equipment, net	1,576,146	46,706,000